Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents and short-term investments
Cash and cash equivalents and short-term investments

8.          Cash and cash equivalents and short-term investments

	December 31,	December 31,
	2020	2019
Cash equivalents and bank deposits in foreign currency (i)	10,586	—
Cash equivalents (ii)	75,344	2,457
Cash and cash equivalents	85,930	2,457
Investment funds (iii)	515,201	72,321
(i)	Short-term deposits (mainly proceeds from the IPO) maintained in U.S. dollar.
(ii)	Cash equivalents are comprised of short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value, readily convertible into cash.
(iii)

Short-term investments, increased by the proceeds from the IPO, correspond to financial investments in Investment Funds, with highly rated financial institutions. As of December 31, 2020, the average interest on these Investment Funds are 3.99% p.a., corresponding to 144.64% of CDI (December 31, 2019 - 5.81% p.a. – 99.10% of CDI). Despite the fact these investments have high liquidity and have insignificant risk of changes in value, they do not qualify as cash equivalents given the nature of investment portfolio and their maturity. Due to the short-term nature of these investments, their carrying amount is considered to be the same as their fair value.